Cash flow information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Summary of debt reconciliation
(i)    Debt reconciliation

			Debt securities (i)
	Borrowings	Lease liabilities	Debentures and Notes	Bonds	Total

Total debt as of January 1, 2020	382,078	255,406	835,230	—	1,472,714
Acquisitions / Issuance	—	55,820	—	—	55,820
Write-off	—	(78,321)	—	—	(78,321)
Payments	(95,395)	(57,473)	(400,000)	—	(552,868)
Repurchase	—	—	(64,717)	—	(64,717)
Revaluation	—	(10,050)	—	—	(10,050)
Net foreign exchange differences	—	23,610	—	—	23,610
Interest accrued	11,892	19,456	21,473	—	52,821
Interest paid	(14,488)	—	(56,736)	—	(71,224)
Total debt as of December 31, 2020	284,087	208,448	335,250	—	827,785

Total debt as of January 1, 2021	284,087	208,448	335,250	—	827,785
Acquisitions / Issuance	1,570,639	116,248	500,018	3,691,262	5,878,167
Payments	(21,022)	(55,349)	(177,826)	—	(254,197)
Revaluation	—	24,234	—	—	24,234
Net foreign exchange differences	73,426	7,486	—	431,250	512,162
Interest accrued	21,689	17,488	60,919	74,798	174,894
Interest paid	(37)	—	(12,386)	(69,004)	(81,427)
Total debt as of December 31, 2021	1,928,782	318,555	705,975	4,128,306	7,081,618

Total debt as of January 1, 2022	1,928,782	318,555	705,975	4,128,306	7,081,618
Acquisitions / Issuance	—	49,853	1,890,500	—	1,940,353
Payments	(2,061)	(99,655)	(175,999)	—	(277,715)
Revaluation	—	(89)	—	—	(89)
Net foreign exchange differences	(87,158)	(5,820)	—	(218,607)	(311,585)
Interest accrued	69,593	22,794	203,275	129,113	424,775
Interest paid	(43,276)	—	(27,232)	(127,429)	(197,937)
Total debt as of December 31, 2022	1,865,880	285,638	2,596,519	3,911,383	8,659,420

(i)    Debt securities includes Debentures measured at FVPL presented in Note 7(e) and does not include fair value adjustments of (i) Debentures - R$86,819 (R$18,077 - 2021) and (ii) Bonds - R$350,207 (R$9,480 - 2021).